SELECTED STATEMENT OF OPERATIONS DATA (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	$ 650	$ 681
Israel [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	250	292
Romania [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	395	381
United Kingdom [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	0	2
United States [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	$ 5	$ 6